Summary of Significant Accounting Policies (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Advertising expense	$ 18,200	$ 100	$ 22,700	$ 300
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Minimum [Member]
Concentration risk, percentage	10.00%	10.00%	10.00%	10.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Minimum [Member] | Three Customer [Member]
Concentration risk, percentage			10.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Minimum [Member] | No Customer [Member]
Concentration risk, percentage					10.00%
Evolution AI Corporation [Member]
Ownership interest percentage	99.70%		99.70%
Highlight Finance Corp [Member]
Ownership interest percentage	70.00%		70.00%
Pulse Evolution Corporation [Member]
Ownership interest percentage	76.00%		76.00%